Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

Identity of issue, borrower, lessor, or similar party	Description of asset	Current value
Common trust funds:
T. Rowe Price	T. Rowe Price retirement 2010A TR	$1,498,140
T. Rowe Price	T. Rowe Price retirement 2015A TR	1,770,041
T. Rowe Price	T. Rowe Price retirement 2020A TR	14,024,832
T. Rowe Price	T. Rowe Price retirement 2025A TR	8,296,900
T. Rowe Price	T. Rowe Price retirement 2030A TR	19,522,473
T. Rowe Price	T. Rowe Price retirement 2035A TR	10,656,944
T. Rowe Price	T. Rowe Price retirement 2040A TR	16,769,470
T. Rowe Price	T. Rowe Price retirement 2045A TR	5,466,494
T. Rowe Price	T. Rowe Price retirement 2050A TR	4,184,855
T. Rowe Price	T. Rowe Price retirement 2055A TR	2,756,961
T. Rowe Price	T. Rowe Price retirement 2060A TR	409,439
T. Rowe Price	T. Rowe Price retirement 2065A TR	280,977
Franklin Templeton	Putnam Large Cap Value Trust CL1	38,099,106
Northern Trust	Northern Trust MSCI ACWI EX US Index TR 3	79,543,793
Invesco	Invesco Stable Value Retirement Fund CL1	97,253,884
BlackRock	BlackRock Russell 2000 Fund	40,256,378
Northern Trust	Northern Trust Aggregate Bond Index DC NL Tier 3	65,602,299
Northern Trust	Northern Trust S&P 500 Tier 3	175,687,980
Total common trust funds		582,080,966
Mutual Funds:
American Funds	American Bond Fund of America Class R-6	20,175,898
Prudential Jennison	Prudential Jennison Large Cap Growth Fund	93,129,326
Fidelity	Fidelity Mid Cap Index	42,611,039
Dimensional Fund Advisors	DFA Real Estate Securities Portfolio Institutional Class	12,999,376
Northern Trust	Active Multi-Manager Emerging Markets Equity Fund	10,904,155
PIMCO	PIMCO Rae US Small Fund Institutional Class	23,518,042
Harbor	Harbor International Fund	51,132,452
American Century	American Century Small Cap GR R6	21,645,481
Blackrock	Blackrock Global Allocation Fund	3,951,024
Total mutual funds		280,066,793
Common stock:
*Kirby Corporation	Common stock	53,677,515
*Participant loans	Interest rates ranging from 4.0% to 10.3% and maturity dates from January 7, 2026 to March 15, 2039	28,882,175
Total assets (held at end of year)		$944,707,449

* Parties in interest to the Plan

See accompanying report of independent registered public accounting firm.